UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5047

Tax-Free Fund of Colorado
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 12/31/09

Date of reporting period: 12/31/09

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

Annual Report
December 31, 2009

TAX-FREE FUND OF COLORADO A tax-free income investment

Serving Colorado Investors For More Than Two Decades Tax-Free Fund of Colorado “Preservation”

February, 2010

Dear Fellow Shareholder:

     A topic which is frequently in the headlines these days is preservation - preservation of natural resources, the environment and ecological status quos. And, lately, with the severe recession we have had to endure, self-preservation rightfully seems to be on everyone’s mind.

     Indeed, preservation is the cornerstone of our investment philosophy for Tax-Free Fund of Colorado. The Fund’s very objective is to seek to provide you as high a level of current income exempt from Colorado state and regular Federal income taxes as is consistent with preservation of capital.

     In our opinion, this simple word – preservation – speaks volumes. The Management of Tax-Free Fund of Colorado strives to not only give our shareholders a tax-free return ON their money, but also a return OF their money.

Action Plan

     With the Fund’s objective clearly defined, how do we go about endeavoring to fulfill this goal?

     The Fund employs very distinct techniques in the construction of the Fund’s portfolio as we strive, to the maximum extent possible, to never have “surprises” with any of the securities in the Fund’s portfolio. To help limit the degree of uncertainty, our knowledgeable and experienced portfolio manager seeks to construct the Fund’s portfolio with high quality, intermediate maturity and geographic diversification in mind.

Quality

     In our judgment, a key element in striving to preserve your investment is that of quality. As you may know, there are nine separate credit ratings. However, by prospectus, Tax-Free Fund of Colorado can only purchase securities deemed to be investment grade – those within the top four credit ratings - AAA, AA, A and Baa.

     In general, the higher the quality rating of a municipal security, the greater and more reliable the cash flow there is for the municipality to cover interest and principal payments when due on the security. Of course, no matter what quality rating exists with any security, it still is going to be subject to market fluctuations. However, our experience has been that top-quality ratings tend to have less fluctuation than lower quality ratings. Furthermore, when they do fluctuate, they often return to their base market price at a quicker rate than lower-grade securities.

Maturity

     Another factor that we very strongly embrace in striving to preserve your investment is the maturity structure of the portfolio of Tax-Free Fund of Colorado.

NOT A PART OF THE ANNUAL REPORT

     As you know, long-term bonds generally tend to produce a higher return than short-term bonds. However, such longer maturity bonds may also experience a higher degree of volatility in their price. This higher price volatility normally associated with longer-term maturity bonds exists because it reflects the risks associated with the unpredictability of future events and the potential interest rate changes over the extended life of the municipal bond.

     Thus, your Fund’s portfolio managers generally seek to balance out longer-term maturities with a portion of the Fund’s investments in shorter-term maturities. Through utilizing a blend of maturities – both shorter-term and longer-term – Tax-Free Fund of Colorado attempts to provide a satisfactory level of return without subjecting the share price to excessive swings as interest rates increase and decrease. We feel that this focus on keeping the average of maturities relatively intermediate in term takes the best that each investment has to offer – gaining stability from the shorter-term maturities and higher yields from the longer-term maturities.

Diversification

     We also strive to employ diversification in the construction of the Fund’s portfolio - both in terms of the type of project as well as geographic characteristics within the State. To the maximum extent possible, we endeavor to include in the portfolio securities representing locations throughout Colorado and all types of public purpose projects. In this way, we increase the odds that no one project or area of the State will have any significant adverse influence upon your investment in the Fund.

Your Confidence Continues to be Appreciated

All in all, we have tried to make sure that we are preserving your investment in Tax-Free Fund of Colorado to as high a degree as possible.

We appreciate your continued confidence in the Fund through your investment.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann President

Consideration should be given to the risks of investing, including: potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes.

NOT A PART OF THE ANNUAL REPORT

Serving Colorado Investors For More Than Two Decades Tax-Free Fund of Colorado ANNUAL REPORT Management Discussion

2009 Review
     2009 began in the midst of an extraordinary effort by the Federal government to stimulate the economy and improve confidence in the face of the deepest U.S. recession since the Great Depression. The $787 billion American Recovery and Reinvestment Act (ARRA) which was signed into law in February included many programs to generate fiscal stimulus from all levels of government.

     The bill included $140 billion for state and local governments to relieve pressure from increasing costs for traditional services in an environment where all forms of tax revenue were experiencing steep declines. States were allocated $87 billion for the increased burdens of Medicaid and unemployment benefits and another $54 billion was directed to assist states to pay for ongoing elementary and higher education costs. A third effort was focused on measures to ease access to the capital markets for municipalities. Some restrictions were eased for individuals and banks for investing in municipal bonds and new legislation was written to allow municipalities access to the larger taxable debt markets to obtain much needed financing.

     In conjunction with Washington’s massive fiscal stimulus, the Federal Reserve Bank added a monetary boost to the economy by targeting the Federal Funds rate at 0 to 0.25%. The low interest rates are designed to improve liquidity in the financial system and improve demand for loans which should increase economic activity at all levels. In addition, the Fed has established new rules and programs to stabilize the banking system and add a degree of confidence that we can avoid similar problems in the future.

     The result of the fiscal and monetary policies as measured by the financial markets was remarkable. We experienced a dramatic rally in the stock market and impressive movement from U.S. Treasuries to more risky fixed-income securities. The interest rates on one to five year notes rose to 0.49% and 2.71% respectively from their 2008 historical low and the rates on ten to 30-year bonds increased to 3.92% and 4.63%. These increases in Treasury yields were driven by investors’ desire to improve their income by moving to higher yielding asset classes such as corporate bonds and government agency bonds.

     Continuing the trend from recent years, interest rates on municipal bonds did not behave the same as Treasuries during 2009. As we moved away from the late 2008 liquidity crisis and investors began to recognize that the economy appears to be back on track toward a sustainable moderate growth rate, demand for tax-exempt income rose sharply.

     Unlike the rise in Treasury yields, municipal rates declined from the inflated levels of 2008. Interest rates on AAA five and ten-year municipals declined by 0.90% and 0.69% respectively to 2.56% and 3.91% while yields on 20-year bonds declined by 1.07% to 4.07%. These market changes have resulted in a more normal relationship between tax-free and Treasury yields. Tax-free yields are now about 80% of U.S. Treasury yields with similar maturities.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (continued)

     Another major factor impacting the demand/supply situation in the municipal bond market was the debut of Build America Bonds (BAB). This new form of taxable security was created to allow traditional tax-exempt borrowers to access the much larger taxable debt market. BAB’s were created based on the premise that the economy can be stimulated by a wide variety of public works projects that are funded by the expanded borrowings of municipal issuers in the taxable market. Under the BABs program, the Federal government will subsidize 35% of the taxable interest cost of the issuer, making it less expensive to borrow than using the traditional tax-exempt market. As the BAB program increased in popularity throughout the year, the supply of tax-exempt bonds was reduced, driving interest rates lower. We anticipate that the BAB program will continue to increase to 40% to 50% of the total municipal issuance during 2010. There are currently proposals before Congress that will extend the program beyond 2010, adjust the subsidy percentage, and expand the approved purposes for proceeds of the bonds.

     The Colorado economy continues to struggle from recessionary pressures. Our unemployment rate hovers around 7% with an increase to 8% forecasted in 2010 by the Office of State Planning and Budgeting. Home values in Colorado have not experienced the volatility seen in many other states around the country. Although housing starts have declined by more than 40% for the second consecutive year, home values have begun to flatten out and actually improve in some markets. In the metro Denver area, the median single-family house price increased by about 5% from a year ago. Retail sales and tax collections are forecast to decline by 11-15% during 2009 with flat to slight improvement during 2010.

     Virtually every form of government from the state, county, and local levels are experiencing budget pressures. There is a lag effect for property tax backed entities due to the method of tax assessment and collection in the state. Many issuers are concerned that fiscal year 2011 may be their toughest year as many of the stimulus programs are set to expire. The governments in Colorado appear to be continuing their long-standing history of making the difficult budget cuts to maintain balanced budgets. The earnest efforts to reduce costs are painful, but also provide a margin of safety for the continuance of debt service.

     The investment characteristics of the Tax-Free Fund of Colorado changed slightly in 2009. The average maturity lengthened from 8.5 years to 10.1 years as we took advantage of some of the higher yields available on the longer maturities within our intermediate range. The average credit quality remained stable with an average rating of A/AA. We were able to improve our yield by investing in securities with A ratings where we have a good knowledge of the financial history and management practices of the issuers. The average interest rate on the portfolio holdings remained slightly above 5% during the year which has produced an above average yield for the lower interest rate risk of the portfolio.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (continued)

     Our conservative stance held back our relative performance in 2009. Strategies that employed the use of longer maturities and lower credit quality experienced returns in the 10-15% range. The total return for Class A investors based on net asset value was 9.4% while the double-exempt dividend yield averaged approximately 3.98%.

2010 Strategy
     We still believe that the municipal bond asset class is a very good place to be. While the unusual and compelling circumstance of tax-free yields exceeding Treasury yields from a year ago has normalized, future valuations can still improve. High demand for municipals and limited new issue supply coupled with the potential for higher tax rates should set the stage for favorable municipal bond performance.

     These factors are tempered by a challenging environment for issuers to maintain their credit strength. Due to the lack of municipal bond insurance capacity, there will likely be an increase in issuance from lower credit quality borrowers. This development shines a bright light on the need for credit research and on-going surveillance. The depth of our local knowledge of Colorado issuers should provide a level of comfort for our investors.

     At present, about 35% of the portfolio is subject to call or maturity during the next 3 years. We plan to hold on to those securities as they provide a good current yield and a hedge against rising interest rates. Our average maturity will remain in the ten to twelve year intermediate range. We will attempt to improve yield by adding securities in the lower end of the investment grade spectrum if we see a demonstrated history of strong financial performance, timely disclosure and conservative management practices. If interest rates begin to rise later in the year, we will be in a position to take advantage of those opportunities to lock in higher rates and extend our call protection.

     Regardless of the market conditions, our goal has remained steadfast in the pursuit of a safe, stable investment that produces a reliable double tax-free income stream. In volatile and uncertain markets, our efforts will focus on preservation of capital and consistent dividend distributions.

Thank you for your investment in Tax-Free Fund of Colorado.

Past performance is no guarantee of future results.

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Fund of Colorado for the 10-year period ended December 31, 2009 as compared with the Barclays Capital Quality Intermediate Municipal Bond Index (the “Barclays Capital Index”) (formerly known as the Lehman Brothers Quality Intermediate Municipal Bond Index) and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Barclays Capital Index does not include any operating expenses nor sales charges, and being nationally oriented, does not reflect state specific bond market performance for the limited number of states in which the Tax-Free Fund of Colorado may invest.

	Average Annual Total Return
	for periods ended December 31, 2009
				Since
Class and Inception Date	1 Year	5 Years	10 Years	Inception
Class A (commenced operations on 5/21/87)
With Maximum Sales Charge	5.06%	2.67%	4.23%	5.42%
Without Sales Charge	9.42%	3.52%	4.66%	5.61%

Class C (commenced operations on 4/30/96)
With CDSC	7.37%	2.55%	3.66%	3.54%
Without CDSC	8.40%	2.55%	3.66%	3.54%

Class Y (commenced operations on 4/30/96)
No Sales Charge	9.47%	3.56%	4.71%	4.73%

Barclays Capital Index	7.36%	4.42%	5.30%	5.92%	(Class A)
				5.18%	(Class C&Y)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC) imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class’s income may be subject to Federal and state income taxes. Past performance is not predictive of future investment results.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Tax-Free Fund of Colorado:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Fund of Colorado as of December 31, 2009 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Fund of Colorado as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 26, 2010

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

		Rating
Principal		Moody’s/
Amount	General Obligation Bonds (21.9%)	S&P (unaudited)	Value

	City & County (0.8%)
	Denver, Colorado City & County Art Museum
$2,000,000	5.000%, 08/01/15	Aa1/AAA	$2,167,320

	Metropolitan District (5.7%)
	Arapahoe, Colorado Park & Recreation District
1,070,000	5.000%, 12/01/17 NPFG Insured	Baa1/NR	1,102,560
	Eagle - Vail, Colorado Metropolitan District
525,000	5.000%, 12/01/29	NR/A+	550,904
	Foothills, Colorado Park & Recreational District
1,310,000	5.000%, 12/01/12 AGMC Insured	Aa3/NR	1,402,591
1,325,000	5.000%, 12/01/13 AGMC Insured	Aa3/NR	1,413,457
	Fraser Valley Metropolitan Recreational District,
	Colorado
1,375,000	5.000%, 12/01/25	NR/A	1,458,710
	Hyland Hills Metro Park & Recreation District,
	Colorado Special Revenue Refunding &
	Improvement
875,000	4.375%, 12/15/26 ACA Insured	NR/NR*	654,089
	Lincoln Park, Colorado Metropolitan District,
	Refunding & Improvement
1,535,000	5.625%, 12/01/20	NR/BBB-	1,529,351
	Rocky Mountain, Colorado Fire Protection District
2,105,000	4.750%, 12/01/29	NR/AA-	2,199,662
	Stonegate Village Metropolitan District, Colorado
	Refunding & Improvement
500,000	5.000%, 12/01/23 NPFG Insured	Baa1/A	522,515
	North Metro Fire Rescue District, Colorado
1,200,000	4.625%, 12/01/20 AMBAC Insured	NR/AA	1,278,324
	Park Creek Metropolitan District, Colorado Revenue
	Refunding & Improvement - SR Property Tax Support
2,000,000	5.500%, 12/01/21 AGMC Insured	NR/AAA†	2,085,180
	Total Metropolitan District		14,197,343

	School Districts (15.4%)
	Adams & Arapahoe Counties, Colorado Joint School
	District #28J
2,500,000	5.500%, 12/01/23	Aa3/AA-	2,840,625

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009

		Rating
Principal		Moody’s/
Amount	General Obligation Bonds (continued)	S&P (unaudited)	Value

	School Districts (continued)
	Adams & Weld Counties, Colorado School District #27J
$1,000,000	5.375%, 12/01/26 NPFG Insured	Aa3/AA-	$1,103,100
	Adams County, Colorado School District #12
	(Adams 12 Five Star Schools)
1,170,000	5.000%, 12/15/12 NPFG Insured	Aa3/AA	1,259,762
830,000	5.000%, 12/15/12 NPFG Insured Pre-Refunded	Aa3/AAA	899,720
	Arapahoe County, Colorado School District #006
	Littleton
1,000,000	5.250%, 12/01/21 NPFG Insured	Aa2/AA	1,064,370
	Boulder Larimer & Weld Counties, Colorado
1,260,000	5.000%, 12/15/26 AGMC Insured	Aa3/AAA	1,351,463
1,500,000	5.000%, 12/15/28	Aa3/AA-	1,614,135
	Clear Creek, Colorado School District
1,000,000	5.000%, 12/01/16 AGMC Insured	Aa3/AAA	1,015,320
	Denver, Colorado City & County School District No. 1
3,000,000	5.250%, 12/01/27	Aa3/AA-	3,318,630
	El Paso County, Colorado School District #20
1,500,000	5.000%, 12/15/14 NPFG Insured	Aa3/NR	1,649,145
1,085,000	5.500%, 12/15/23 NPFG Insured	Aa3/NR	1,184,267
	El Paso County, Colorado School District #38
1,110,000	5.700%, 12/01/12 Pre-Refunded	Aa3/NR	1,163,680
	El Paso County, Colorado School District #49
1,000,000	5.250%, 12/01/14 NPFG Insured Pre-Refunded	Aa3/AA-	1,087,040
	Garfield County, Colorado School District
1,250,000	5.000%, 12/01/17 AGMC Insured Pre-Refunded	Aa3/NR	1,396,125
	Gunnison Watershed, Colorado School District
1,025,000	5.250%, 12/01/26	Aa3/AA-	1,130,636
	Jefferson County, Colorado School District #R-001
3,000,000	5.250%, 12/15/25 AGMC Insured	Aa3/AAA	3,293,850
	La Plata County, Colorado School District #9
1,500,000	5.000%, 11/01/18 NPFG Insured Pre-Refunded	NR/NR*	1,670,370
	Pueblo County, Colorado School District #70
1,000,000	5.000%, 12/01/15 NPFG Insured	Aa3/AA-	1,046,910
3,440,000	5.000%, 12/01/16 NPFG Insured	Aa3/AA-	3,576,602

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009

		Rating
Principal		Moody’s/
Amount	General Obligation Bonds (continued)	S&P (unaudited)	Value

	School Districts (continued)
	Teller County, Colorado School District #2 Woodland
	Park
$1,265,000	5.000%, 12/01/17 NPFG Insured	Aa3/AA-	$1,380,722
	Weld County, Colorado School District #2
1,315,000	5.000%, 12/01/15 AGMC Insured	Aa3/AAA	1,408,378
	Weld County, Colorado School District #6
1,195,000	5.000%, 12/01/15 AGMC Insured Pre-Refunded	Aa3/AAA	1,292,189
	Weld County, Colorado School District #8
1,115,000	5.000%, 12/01/15 AGMC Insured Pre-Refunded	Aa3/AAA	1,247,049
1,385,000	5.250%, 12/01/17 AGMC Insured Pre-Refunded	Aa3/AAA	1,558,928
	Total School Districts		38,553,016
	Total General Obligation Bonds		54,917,679

	Revenue Bonds (77.7%)

	Airport (2.1%)
	Denver, Colorado City & County Airport Revenue
	System, Series A
1,210,000	5.250%, 11/15/28	A1/A+	1,264,874
	Denver, Colorado City & County Airport Revenue
	System, Series A
3,000,000	5.250%, 11/15/29	A1/A+	3,119,190
	Walker Field, Colorado Public Airport Authority
	Airport Revenue
1,000,000	5.000%, 12/01/22	Baa3/NR	809,780
	Total Airport		5,193,844

	Electric (2.6%)
	Colorado Springs, Colorado Utilities Revenue
1,660,000	5.000%, 11/15/17	Aa2/AA	1,791,389
	Colorado Springs, Colorado Utilities Revenue,
	Refunding Series A
2,000,000	4.750%, 11/15/27	Aa2/AA	2,132,880
	Colorado Springs, Colorado Utilities Revenue
	Refunding Series B
1,285,000	5.250%, 11/15/23	Aa2/AA	1,453,913

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P (unaudited)	Value

	Electric (continued)
	Colorado Springs, Colorado Utilities Revenue
	Subordinated Lien Improvement Series B
$1,160,000	5.000%, 11/15/23	Aa2/AA	$1,236,537
	Total Electric		6,614,719

	Higher Education (20.6%)
	Adams State College, Colorado Auxiliary Facilities
	Revenue Improvement Series A
1,000,000	5.200%, 05/15/27	Aa3/AA-	1,079,080
	Adams State College, Colorado Auxiliary Facilities
	Revenue Refunding, Series B
3,275,000	4.500%, 05/15/29	Aa3/AA-	3,322,357
	Boulder, Colorado Development Revenue UCAR
1,880,000	5.000%, 09/01/27 NPFG Insured	A2/A+	1,920,589
	Colorado Educational & Cultural Facility Authority,
	Johnson & Wales
860,000	5.000%, 04/01/18 Syncora Guarantee, Inc. Insured	NR/NR*	863,500
	Colorado Educational & Cultural Facility Authority,
	Regis University Project
1,695,000	5.000%, 06/01/24 Radian Insured	NR/BBB	1,576,248
	Colorado Educational & Cultural Facility Authority,
	Student Housing - Campus Village Apartments
	Refunding
2,935,000	5.375%, 06/01/28	NR/A	2,949,880
	Colorado Educational & Cultural Facility Authority,
	University of Colorado Foundation Project
2,110,000	5.000%, 07/01/17 AMBAC Insured Pre-Refunded	NR/NR*	2,300,913
1,865,000	5.375%, 07/01/18 AMBAC Insured Pre-Refunded	NR/NR*	2,050,810
	Colorado Educational & Cultural Facility Authority
	Revenue Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A	1,123,450
	Colorado Educational & Cultural Facility Authority,
	University of Denver Project, Series B Refunding
1,620,000	5.250%, 03/01/23 NPFG Insured	A1/A	1,713,992
	Colorado Mountain Jr. College District Student Housing
	Facilities Enterprise Revenue
1,000,000	4.500%, 06/01/18 NPFG Insured	Baa1/A	1,020,510
1,825,000	5.000%, 06/01/23 NPFG Insured	Baa1/A	1,837,958

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P (unaudited)	Value

	Higher Education (continued)
	Colorado School of Mines Enterprise Revenue
	Refunding & Improvement
$1,455,000	5.000%, 12/01/24	Aa3/AA-	$1,559,644
	Colorado School of Mines Enterprise Revenue
	Refunding, Institutional, Series C
2,000,000	4.600%, 12/01/29	Aa3/AA-	2,052,780
	Colorado State Board of Governors University
	Enterprise System, Series A, Refunding and
	Improvement
425,000	5.000%, 03/01/17 Pre-Refunded	A1/NR	478,614
1,105,000	5.000%, 03/01/17 AMBAC Insured	A1/NR	1,166,195
	Colorado State Board of Governors University
	Enterprise System, Series A
930,000	5.000%, 03/01/28 AGMC Insured	Aa3/AAA	980,862
	Colorado State COP University of Colorado at Denver
	Health Sciences Center Fitzsimons Academic
	Projects Series B
3,135,000	5.250%, 11/01/25 NPFG Pre-Refunded	Baa1/AA-	3,669,455
	Mesa State College, Colorado Auxiliary Facilities
	Enterprise
1,000,000	5.000%, 05/15/20 XLCA Insured	A3/NR	1,009,760
	Mesa State College, Colorado Auxiliary Facilities
	Enterprise
2,000,000	5.700%, 05/15/26 Pre-Refunded	Aa3/AA-	2,425,360
	University of Colorado Enterprise System
1,000,000	5.000%, 06/01/11	Aa3/AA-	1,059,480
2,325,000	5.000%, 06/01/15 AMBAC Insured Pre-Refunded	Aa3/AA-	2,554,570
1,735,000	5.000%, 06/01/16 Pre-Refunded	Aa3/AA-	1,959,752
1,000,000	5.250%, 06/01/17 NPFG Insured Pre-Refunded	Aa3/AA-	1,137,860
2,000,000	5.000%, 06/01/27	Aa3/AA-	2,168,440
	University of Colorado Enterprise System Revenue,
	Refunding & Improvement
3,905,000	5.000%, 06/01/24 NPFG Insured	Aa3/AA-	4,151,405
	University of Northern Colorado Auxiliary Facilities
1,390,000	5.000%, 06/01/15 AMBAC Insured	A2/A	1,431,742

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P (unaudited)	Value

	Higher Education (continued)
	University of Northern Colorado Revenue Refunding
$1,000,000	5.000%, 06/01/24 AGMC Insured	Aa3/AAA	$1,041,710
	Western State College, Colorado Revenue
1,020,000	5.000%, 05/15/27 State Higher Ed. Intercept Program
	Insured	Aa3/AA-	1,069,674
	Total Higher Education		51,676,590

	Hospital (10.2%)
	Colorado Health Facility Authority Hospital Revenue,
	Adventist Health/Sunbelt, Refunding
2,500,000	5.125%, 11/15/29	A1/A+	2,443,500
	Colorado Health Facility Authority Hospital Revenue,
	Valley View Hospital Association, Refunding
1,000,000	4.750%, 09/01/25 AGMC Insured	Aa2/AAA	1,048,250
	Colorado Health Facility Authority Revenue, Catholic
	Health Initiatives
1,575,000	5.250%, 06/01/19	A3/A-	1,575,756
	Colorado Health Facility Authority Hospital Revenue,
	Poudre Valley Health Care Series F Refunding
3,200,000	5.000%, 03/01/25	A3/A-	3,156,672
	Colorado Health Facility Authority Hospital Revenue,
	Sisters of Charity - Leavenworth
2,000,000	5.250%, 07/01/24	Aa2/AA	2,072,560
	Colorado Health Facility Authority Hospital Revenue,
	Evangelical Lutheran Project Refunding
1,500,000	5.250%, 12/01/10 NPFG Insured	Aa3/AA	1,502,370
	Colorado Health Facility Authority Hospital Revenue,
	Valley View Hospital Association, Refunding
1,000,000	5.500%, 05/15/28	NR/BBB	977,340
	Colorado Health Facility Authority Hospital Revenue,
	Catholic Health Initiatives
2,000,000	5.000%, 10/01/16	Aa2/AA	2,163,560
1,000,000	6.000%, 10/01/23	Aa2/AA	1,095,180
	Colorado Health Facility Authority Hospital Revenue,
	Evangelical Lutheran Project Refunding
1,000,000	5.250%, 06/01/21	A3/A-	992,330
2,000,000	5.250%, 06/01/24	A3/A-	1,933,220

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P (unaudited)	Value

	Hospital (continued)
	Colorado Health Facility Authority Hospital Revenue,
	NCMC Inc., Project
$2,000,000	5.250%, 05/15/26 Series A AGMC Insured	NR/AAA†	$2,110,300
	Denver, Colorado Health & Hospital Authority
	Healthcare, Revenue Series A Refunding
2,000,000	5.000%, 12/01/18	NR/BBB††	1,948,060
1,500,000	5.000%, 12/01/19	NR/BBB††	1,446,570
	Park Hospital District Larimer County, Colorado
	Limited Tax Revenue
1,010,000	4.500%, 01/01/21 AGMC Insured	Aa3/AAA	1,059,662
	Total Hospital		25,525,330
	Housing (2.2%)
	Colorado Housing & Finance Authority
245,000	6.050%, 10/01/16 Series 1999A3	Aa2/NR	254,339
5,000	6.125%, 11/01/23 Series 1998D3	Aa2/NR	5,318
	Colorado Housing & Finance Authority, Single Family
	Program Refunding
105,000	5.000%, 08/01/13 Series 2001 Series B	A1/A+	104,790
	Colorado Housing Finance Authority, Single Family
	Mortgage
20,000	5.700%, 10/01/22 Series 2000C3	Aa2/AA	20,893
	Colorado Housing & Finance Authority, Single Family
	Mortgage Class II
1,000,000	5.500%, 11/01/29	Aaa/AAA	1,044,230
	Colorado Housing Finance Authority, Single Family
	Mortgage Class III Series A-5
3,000,000	5.000%, 11/01/34	A1/A+	3,021,300
	Colorado Housing Finance Authority, Single Family
	Mortgage Subordinated
40,000	5.400%, 10/01/12 Series 2000D	A1/A+	40,588
	Colorado Housing and Finance Authority, Multi-Family
	Project C1-II Ser A-2
1,000,000	5.400%, 10/01/29	Aa2/AA	1,032,950
	Total Housing		5,524,408

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P (unaudited)	Value

	Lease (18.4%)
	Adams 12 Five Star Schools, Colorado COP
$1,770,000	4.625%, 12/01/24	A1/A+	$1,825,330
	Adams County, Colorado Corrections Facility COP,
	Series B
1,600,000	5.000%, 12/01/26	Aa3/AA	1,688,112
1,200,000	5.125%, 12/01/27	Aa3/AA	1,270,716
	Aurora, Colorado COP
2,105,000	5.250%, 12/01/13 AMBAC Insured Pre-Refunded	NR/AA-	2,199,262
	Aurora, Colorado COP, Refunding
1,500,000	5.000%, 12/01/26 Series A	Aa3/AA-	1,553,265
	Broomfield, Colorado COP
2,500,000	5.100%, 12/01/12 AMBAC Insured	A2/NR	2,591,400
	Colorado Educational & Cultural Facilities Authority
	Revenue, Aurora Academy Project
1,255,000	5.250%, 02/15/24 Syncora Guarantee, Inc. Insured	NR/A	1,274,365
	Colorado Educational & Cultural Facilities Authority
	Revenue, Ave Maria School Project Refunding
1,000,000	4.850%, 12/01/25 Radian Insured	NR/NR*	861,030
	Colorado Educational & Cultural Facilities Authority
	Revenue, Charter School - James, Refunding &
	Improvement,
2,000,000	5.000%, 08/01/27 CIFG Insured	NR/A	2,006,180
	Colorado Educational & Cultural Facilities Authority
	Revenue, Peak to Peak Charter School, Refunding
1,500,000	5.250%, 08/15/24 Syncora Guarantee, Inc. Insured	NR/A	1,517,640
	Colorado State Higher Education Capital
	Construction Lease
3,000,000	5.250%, 11/01/23	Aa3/AA-	3,227,700
	Colorado State Higher Education Capital
	Construction Lease
1,690,000	5.000%, 11/01/26	Aa3/AA-	1,795,000
	Denver, Colorado City and County COP (Botanical
	Gardens)
2,015,000	5.250%, 12/01/22	Aa3/AA+	2,217,870
	Denver, Colorado City and County COP (Roslyn Fire)
1,835,000	5.000%, 12/01/15	Aa2/AA+	1,926,328

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P (unaudited)	Value

	Lease (continued)
	Douglas County, Colorado School District No. RE-1
	Douglas & Elbert Counties COP
$3,075,000	5.000%, 01/15/29	Aa3/NR	$3,162,699
	El Paso County, Colorado COP (Pikes Peak Regional
	Development Authority)
1,925,000	5.000%, 12/01/18 AMBAC Insured	NR/AA-	2,017,958
	El Paso County, Colorado COP School District #49
	Falcon, Series A
2,560,000	5.000%, 12/15/30 NPFG Insured	A2/A	2,679,014
	Fort Collins, Colorado Lease COP Series A
3,020,000	4.750%, 06/01/18 AMBAC Insured	Aa2/NR	3,177,735
	Fremont County, Colorado COP Refunding &
	Improvement Series A
2,075,000	5.000%, 12/15/18 NPFG Insured	Baa1/A	2,126,335
	Garfield County, Colorado COP Public Library District
1,000,000	5.375%, 12/01/27	NR/A	1,035,280
	Lakewood, Colorado COP
1,440,000	5.200%, 12/01/13 AMBAC Insured Pre-Refunded	NR/AA-	1,503,835
	Northern Colorado Water Conservancy District COP
1,000,000	5.000%, 10/01/15 NPFG Insured	Baa1/AA-	1,050,770
	Pueblo, Colorado COP (Police Complex Project)
2,170,000	5.500%, 08/15/22 AGMC Insured	Aa3/AAA	2,425,083
	Rangeview Library District Project, Colorado COP
1,000,000	5.000%, 12/15/28 AGMC Insured	Aa3/AAA	1,062,160
	Total Lease		46,195,067

	Sales Tax (7.5%)
	Boulder, Colorado Open Space Acquisition
1,250,000	5.500%, 08/15/12 Pre-Refunded	Aa1/AAA	1,289,788
	Boulder, Colorado Open Space Capital Improvement
1,630,000	5.000%, 07/15/17 NPFG Insured	Aa2/AA	1,710,718
	Boulder County, Colorado Open Space Capital
	Improvement Series A
1,500,000	5.000%, 01/01/24 AGMC Insured	Aa3/AAA	1,592,955
	Commerce City, Colorado Sales & Use Tax Revenue
1,000,000	5.000%, 08/01/21 AMBAC Insured	NR/A+	1,040,820

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P (unaudited)	Value

	Sales Tax (continued)
	Douglas County, Colorado Sales & Use Tax Open
	Space Revenue
$1,780,000	5.500%, 10/15/12 AGMC Insured Pre-Refunded	Aa3/AAA	$1,851,164
	Golden, Colorado Sales & Use Tax
1,265,000	5.000%, 12/01/12 AMBAC Insured	NR/A	1,340,849
	Gypsum County, Colorado Sales Tax & General Fund
	Revenue
1,690,000	5.250%, 06/01/30 AGMC Insured	NR/AAA	1,747,663
	Jefferson County, Colorado Open Space Sales Tax
1,600,000	5.000%, 11/01/13 AMBAC Insured	Aa3/AA-	1,702,192
1,080,000	5.000%, 11/01/14 AMBAC Insured	Aa3/AA-	1,140,167
	Larimer County, Colorado Sales Tax Revenue Bond
1,000,000	5.500%, 12/15/12 AMBAC Insured Pre-Refunded	A1/AA-	1,049,050
	Longmont, Colorado Sales & Use Tax
1,875,000	5.500%, 11/15/14 Pre-Refunded	NR/AA+	1,958,850
	Park Meadows Business Implementation District,
	Colorado Shared Sales Tax Revenue Bond
1,500,000	5.300%, 12/01/27	NR/NR*	1,240,560
	Thornton, Colorado Sales Tax
1,000,000	5.000%, 09/01/14 AGMC Insured	Aa3/AAA	1,063,350
	Total Sales Tax		18,728,126

	Transportation (5.9%)
	Colorado Department of Transportation-Tax Revenue
	Anticipation Note
1,000,000	6.000%, 06/15/13 AMBAC Insured Pre-Refunded	#Aaa/AA	1,030,540
	E-470 Public Highway Authority, Colorado Revenue
	Series D2
4,000,000	5.000%, 09/01/39 NPFG Insured	Baa1/A	4,249,040
	Northwest Parkway, Colorado Public Highway
	Authority Series A
2,515,000	5.150%, 06/15/14 AMBAC Insured Pre-Refunded	NR/NR*	2,714,339
	Regional Transportation District, Colorado COP
1,190,000	5.000%, 06/01/15 AMBAC Insured	A1/A+	1,239,694
	Regional Transportation District, Colorado COP,
	Series A
3,500,000	5.000%, 06/01/25 AMBAC Insured	A1/A+	3,547,775

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P (unaudited)	Value

	Transportation (continued)
	Regional Transportation District, Colorado Sales
	Tax Revenue
$2,000,000	5.000%, 11/01/13 NPFG Insured	Aa3/AAA	$2,083,580
	Total Transportation		14,864,968

	Water & Sewer (7.8%)
	Boulder, Colorado Water & Sewer Revenue
1,000,000	5.400%, 12/01/14 Pre-Refunded	Aa2/AAA	1,046,130
	Broomfield, Colorado Sewer and Waste Water Revenue
1,985,000	5.000%, 12/01/15 AMBAC Insured	A3/NR	2,084,151
	Broomfield, Colorado Water Activity Enterprise
1,500,000	5.300%, 12/01/12 NPFG Insured	A2/NR	1,573,380
1,730,000	5.250%, 12/01/13 NPFG Insured	A2/NR	1,810,947
	Colorado Clean Water Revenue
170,000	5.375%, 09/01/10 Un-Refunded portion	Aaa/AAA	170,036
	Colorado Water Resource & Power Development
	Authority
2,675,000	5.000%, 09/01/16 NPFG Insured	Baa1/A	2,766,726
1,855,000	5.000%, 09/01/17 NPFG Insured	Baa1/A	1,893,436
	Colorado Water Resource & Power Development
	Authority Clean Water Revenue Series A
1,375,000	5.000%, 09/01/12 Pre-Refunded	Aaa/AAA	1,477,176
260,000	5.000%, 09/01/12 Un-Refunded portion	Aaa/AAA	276,869
	Colorado Water Resource & Power Development
	Authority Small Water Resource Series A
600,000	5.550%, 11/01/13 NPFG Insured Un-Refunded portion	NR/A	618,504
400,000	5.550%, 11/01/13 NPFG Insured Pre-Refunded	NR/A	416,732
	Denver, Colorado City and County Wastewater Revenue
1,560,000	5.000%, 11/01/15 NPFG Insured	Aa3/AAA	1,672,086
	Erie, Colorado Water Enterprise Revenue, Series A
1,000,000	5.000%, 12/01/25 AGMC Insured	Aa3/NR	1,076,980
	Pueblo, Colorado Board Water Works
1,000,000	5.500%, 11/01/10 AGMC Insured	Aa3/AAA	1,037,790
	Ute, Colorado Water Conservancy District
1,570,000	5.500%, 06/15/12 NPFG Insured Pre-Refunded	Baa1/AA	1,606,283
	Total Water & Sewer		19,527,226

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P (unaudited)	Value

	Miscellaneous Revenue (0.4%)
	Westminster, Colorado Golf Course Activity
$1,000,000	5.400%, 12/01/13 Radian Group, Inc. Insured	NR/BBB-	$1,001,120
	Total Revenue Bonds		194,851,398

	Total Investments (cost $240,156,328 – note 4)	99.6%	249,769,077
	Other assets less liabilities	0.4	1,075,732
	Net Assets	100.0%	$250,844,809

Percent of
Portfolio Distribution By Quality Rating (unaudited)	Portfolio1
Aaa of Moody’s or AAA of S&P	12.7%
Pre-Refunded Bonds2	18.0
Aa of Moody’s or AA of S&P or Fitch	35.0
A of Moody’s or S&P	28.7
Baa of Moody’s or BBB of S&P or Fitch	4.2
Not rated*	1.4
100.0%

1	Calculated using the highest rating of the three rating services.

2	Pre-refunded bonds are bonds for which U.S. Govenment Obligations have been placed in escrow to retire the bonds at their earliest call date.

*
Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a credit rating service.

Fitch Ratings
† AA
†† BBB

PORTFOLIO ABBREVIATIONS:
ACA - American Capital Assurance Financial Guaranty Corp.	COP - Certificates of Participation
AGMC - Assured Guaranty Municipal Corp.	NPFG - National Public Finance Guarantee
AMBAC - American Municipal Bond Assurance Corp.	NR - Not Rated
CIFG - CDC IXIS Financial Guaranty	UCAR - University Corporation for Atmospheric Research

Note: National Public Finance Guarantee was formerly known as National-re and Assured Guaranty Municipal Corp. was formerly known as Financial Security Assurance Inc. (FSA) or Assured Guaranty Corp.

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

ASSETS
Investments at value (cost $240,156,328)	$249,769,077
Interest receivable	1,825,526
Receivable for Fund shares sold	334,596
Other assets	10,750
Total assets	251,939,949
LIABILITIES
Cash overdraft	326,094
Dividends payable	402,539
Payable for Fund shares redeemed	162,266
Management fee payable	105,846
Accrued expenses	98,395
Total liabilities	1,095,140
NET ASSETS	$250,844,809
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$241,428
Additional paid-in capital	241,357,381
Net unrealized appreciation on investments (note 4)	9,612,749
Accumulated net realized loss on investments	(401,897)
Undistributed net investment income	35,148
	$250,844,809
CLASS A
Net Assets	$212,550,682
Capital shares outstanding	20,459,470
Net asset value and redemption price per share	$10.39
Maximum offering price per share (100/96 of $10.39 adjusted to nearest cent)	$10.82
CLASS C
Net Assets	$14,718,841
Capital shares outstanding	1,419,561
Net asset value and offering price per share	$10.37
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$10.37	*
CLASS Y
Net Assets	$23,575,286
Capital shares outstanding	2,263,773
Net asset value, offering and redemption price per share	$10.41

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

Investment Income:

Interest income		$10,680,085

Expenses:

Management fee (note 3)	$1,134,344
Distribution and service fees (note 3)	205,506
Transfer and shareholder servicing agent fees	175,151
Trustees’ fees and expenses (note 8)	105,810
Legal fees (note 3)	73,808
Shareholders’ reports and proxy statements	47,208
Custodian fees (note 6)	21,696
Auditing and tax fees	19,252
Registration fees and dues	11,672
Insurance	10,469
Chief compliance officer (note 3)	4,289
Miscellaneous	33,830
Total expenses	1,843,035

Expenses paid indirectly (note 6)	(559)
Net expenses		1,842,476
Net investment income		8,837,609

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	139,213
Change in unrealized depreciation on investments	10,863,375

Net realized and unrealized gain (loss) on investments		11,002,588
Net change in net assets resulting from operations		$19,840,197

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
OPERATIONS:
Net investment income	$8,837,609	$7,894,291
Net realized gain (loss) from securities transactions	139,213	207,443
Change in unrealized appreciation (depreciation) on investments	10,863,375	(6,965,614)
Change in net assets from operations	19,840,197	1,136,120

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(7,927,795)	(7,578,115)

Class C Shares:
Net investment income	(317,179)	(294,661)

Class Y Shares:
Net investment income	(687,039)	(307,126)
Change in net assets from distributions	(8,932,013)	(8,179,902)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	56,286,623	33,331,739
Reinvested dividends and distributions	4,971,808	4,583,846
Cost of shares redeemed	(23,121,475)	(30,945,266)
Change in net assets from capital share transactions	38,136,956	6,970,319
Change in net assets	49,045,140	(73,463)

NET ASSETS:
Beginning of period	201,799,669	201,873,132
End of period*	$250,844,809	$201,799,669

* Includes undistributed net investment income:	$35,148	$34,795

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

1. Organization

     Tax-Free Fund of Colorado (the “Fund”), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 30, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution and service fee. As of the report date, no Class I Shares were outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009

b)
Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments (details of which can be found in the schedule of investments) used to value the Fund’s net assets as of December 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs — Municipal Bonds	249,769,077
Level 3 – Significant Unobservable Inputs	—
Total	$249,769,077

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through February 26, 2010, the date the financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009

Management has reviewed the tax positions for each of the open tax years (2006-2009) and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On December 31, 2009 the Fund increased undistributed net investment income by $94,757 and decreased additional paid-in capital by $94,757 due primarily to differing book/tax treatment of distributions and bond amortization. These reclassifications have no effect on net assets or net asset value per share.

i)
Accounting pronouncement: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

3. Fees and Related Party Transactions

a)	Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund’s accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund’s average net assets.

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009

     Kirkpatrick Pettis Capital Management, Inc. (the “Sub-Adviser”) serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Fund’s average net assets.

     Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b)	Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. While the Board of Trustees and shareholders approved an amendment to the Fund’s Distribution Plan applicable to Class A Shares which permits the Fund to make distribution fee payments at the rate of up to 0.15 of 1% on the entire net assets represented by Class A Shares, the Fund currently makes payment of this distribution fee at the annual rate of 0.05 of 1%. For the year ended December 31, 2009, distribution fees on Class A Shares amounted to $99,583 of which the Distributor retained $3,901.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the year ended December 31, 2009, amounted to $79,442. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25 of 1% of the Fund’s average net assets represented by Class C Shares and for the year ended December 31, 2009 amounted to $26,481. The total of these payments with respect to Class C Shares amounted to $105,923 of which the Distributor retained $16,255.

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of intermediaries having offices within Colorado, with the bulk of any sales commissions inuring to such intermediaries. For the year ended December 31, 2009, total commissions on sales of Class A Shares amounted to $498,715 of which the Distributor received $85,690.

c)	Other Related Party Transactions:

     For the year ended December 31, 2009, the Fund incurred $73,808 of legal fees allocable to Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund’s ongoing operations. The Secretary of the Fund is a shareholder of that firm.

4. Purchases and Sales of Securities

     During the year ended December 31, 2009, purchases of securities and proceeds from the sales of securities aggregated $64,693,062 and $26,247,609, respectively.

     At December 31, 2009, the aggregate tax cost for all securities was $240,121,180. At December 31, 2009 the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $11,022,783 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $1,374,886 for a net unrealized appreciation of $9,647,897.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers’ ability to meet their obligations.

6. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009

7. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Year Ended		Year Ended
	December 31, 2009		December 31, 2008
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	2,918,696	$29,871,995	2,464,452	$24,867,344
Reinvested distributions	447,120	4,590,048	431,178	4,357,710
Cost of shares redeemed	(1,391,739)	(14,254,850)	(2,525,879)	(25,422,774)
Net change	1,974,077	20,207,193	369,751	3,802,280

Class C Shares:
Proceeds from shares sold	955,020	9,806,830	178,646	1,809,057
Reinvested distributions	17,698	181,587	15,282	154,179
Cost of shares redeemed	(383,623)	(3,928,411)	(398,301)	(4,000,837)
Net change	589,095	6,060,006	(204,373)	(2,037,601)

Class Y Shares:
Proceeds from shares sold	1,614,589	16,607,798	663,100	6,655,338
Reinvested distributions	19,407	200,173	7,122	71,957
Cost of shares redeemed	(478,961)	(4,938,214)	(149,303)	(1,521,655)
Net change	1,155,035	11,869,757	520,919	5,205,640
Total transactions in Fund shares	3,718,207	$38,136,956	686,297	$6,970,319

8. Trustees’ Fees and Expenses

     At December 31, 2009 there were 9 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service and attendance fees paid during the year ended December 31, 2009 was $82,350 to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (Audit, Nominating, Shareholder and special meetings) are held, meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the year ended December 31, 2009, such meeting-related expenses amounted to $23,460.

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. However, due to the distribution levels maintained by the Fund and the differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. At December 31, 2009, the Fund had a capital loss carryover of $401,897 of which $139,385 expires in 2014, $200,524 expires in 2015 and $61,988 expires in 2017. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss carryover is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

The tax character of distributions:

	Year Ended December 31,
	2009	2008
Net tax-exempt income	$8,837,255	$7,885,578
Ordinary income	94,758	294,324
	$8,932,013	$8,179,902

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009

     As of December 31, 2009 the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$402,539
Unrealized appreciation	9,647,897
Other accumulated losses	(401,897)
Other temporary differences	(402,539)
$9,246,000

     The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments.The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

     Since December, 2007, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor’s, Moody’s and Fitch. The loss of capital due to investments in subprime mortgages by the municipal insurance companies forced the rating agencies to downgrade or eliminate the ratings on most of the major municipal bond insurers. As such, only the ratings of Assured Guaranty, Berkshire Hathaway Assurance and National Public Finance (formerly MBIA) have applicability to the Fund’s holdings. Some insurance companies have had their ratings withdrawn by the rating agencies. A good example is AMBAC whose ratings were withdrawn by all the rating agencies. Thus, while certain bonds still have insurance, they are no longer rated based upon the ratings of their insurers.

TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Year Ended December 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.88	$10.23	$10.32	$10.42	$10.68
Income (loss) from investment operations:
Net investment income	0.40 ††	0.40 ††	0.39 ††	0.39 †	0.39 †
Net gain (loss) on securities (both realized and unrealized)	0.52	(0.34)	(0.07)	(0.07)	(0.23)
Total from investment operations	0.92	0.06	0.32	0.32	0.16
Less distributions (note 10):
Dividends from net investment income	(0.41)	(0.41)	(0.41)	(0.42)	(0.42)
Distributions from capital gains	–	–	–	–	–
Total distributions	(0.41)	(0.41)	(0.41)	(0.42)	(0.42)
Net asset value, end of period	$10.39	$9.88	$10.23	$10.32	$10.42
Total return (not reflecting sales charge)	9.42%	0.57%	3.21%	3.11%	1.53%
Ratios/supplemental data
Net assets, end of period (in thousands)	$212,551	$182,630	$185,283	$197,926	$218,111
Ratio of expenses to average net assets	0.77%	0.80%	0.80%	0.79%	0.79%
Ratio of net investment income to average net assets	3.94%	3.90%	3.80%	3.76%	3.73%
Portfolio turnover rate	11.73%	24.63%	8.77%	7.48%	10.57%
The expense ratios after giving effect to the expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	0.77%	0.79%	0.79%	0.78%	0.79%
___________________________
†	Per share amounts have been calculated using the monthly average shares method.
††	Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C					Class Y
	Year Ended December 31,					Year Ended December 31,
	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.86	$10.21	$10.30	$10.40	$10.66	$9.90	$10.25	$10.35	$10.44	$10.71
Income (loss) from investment operations:
Net investment income	0.30 ††	0.30 ††	0.29 ††	0.29 †	0.29 †	0.41 ††	0.40 ††	0.40 ††	0.40 †	0.40 †
Net gain (loss) on securities (both realized and unrealized)	0.52	(0.34)	(0.06)	(0.07)	(0.23)	0.51	(0.33)	(0.08)	(0.07)	(0.24)
Total from investment operations	0.82	(0.04)	0.23	0.22	0.06	0.92	0.07	0.32	0.33	0.16
Less distributions (note 10):
Dividends from net investment income	(0.31)	(0.31)	(0.32)	(0.32)	(0.32)	(0.41)	(0.42)	(0.42)	(0.42)	(0.43)
Distributions from capital gains	–	–	–	–	–	–	–	–	–	–
Total distributions	(0.31)	(0.31)	(0.32)	(0.32)	(0.32)	(0.41)	(0.42)	(0.42)	(0.42)	(0.43)
Net asset value, end of period	$10.37	$9.86	$10.21	$10.30	$10.40	$10.41	$9.90	$10.25	$10.35	$10.44
Total return (not reflecting sales charge)	8.40%	(0.39)%	2.24%	2.14%	0.57%	9.47%	0.63%	3.17%	3.26%	1.49%
Ratios/supplemental data
Net assets, end of period (in thousands)	$14,719	$8,189	$10,563	$11,760	$13,003	$23,575	$10,980	$6,027	$5,779	$14,671
Ratio of expenses to average net assets	1.71%	1.75%	1.75%	1.74%	1.74%	0.72%	0.75%	0.75%	0.75%	0.74%
Ratio of net investment income to average net assets	2.95%	2.95%	2.85%	2.81%	2.78%	3.97%	3.96%	3.84%	3.82%	3.77%
Portfolio turnover rate	11.73%	24.63%	8.77%	7.48%	10.57%	11.73%	24.63%	8.77%	7.48%	10.57%
The expense ratios after giving effect to the expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	1.71%	1.74%	1.74%	1.73%	1.74%	0.72%	0.74%	0.73%	0.74%	0.74%
___________________________
†	Per share amounts have been calculated using the monthly average shares method.
††	Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on July 1, 2009 and held for the six months ended December 31, 2009.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended December 31, 2009

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	4.20%	$1,000.00	$1,042.00	$3.92
Class C	3.70%	$1,000.00	$1,037.00	$8.73
Class Y	4.12%	$1,000.00	$1,041.20	$3.65

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.76%, 1.70% and 0.71% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended December 31, 2009

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.36	$3.88
Class C	5.00%	$1,000.00	$1,016.63	$8.64
Class Y	5.00%	$1,000.00	$1,021.63	$3.62

(1)
Expenses are equal to the annualized expense ratio of 0.76%, 1.70% and 0.71% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holding schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2009 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code and no action on the part of shareholders is required.

     For the calendar year ended December 31, 2009, $8,837,255 of dividends paid by Tax-Free Fund of Colorado, constituting 98.94% of total dividends paid during calendar year 2009, were exempt-interest dividends and the balance was ordinary dividend income.

     In accordance with current IRS requirements, prior to February 15, 2010, shareholders were mailed the approriate tax form(s) which contained information on the status of distributions paid for the 2009 calendar year.

Additional Information (unaudited)

Trustees(1)
and Officers

Number of
	Positions		Portfolios	Other Directorships
	Held with		in Fund	Held by Trustee
Name,	Fund and	Principal	Complex	(The position held is
Address(2)	Length of	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	indicated otherwise.)

Interested Trustee(4)

Diana P. Herrmann New York, NY (02/25/58)	Trustee since 2000 and President since 1999
Vice Chair and Chief Executive Officer of Aquila Management Corporation, Founder of the Aquila Group of Funds(5) and parent of Aquila Investment Management LLC, Manager since 2004, President since 1997, Chief Operating Officer, 1997-2008, a Director since 1984, Secretary since 1986 and previously its Executive Vice President, Senior Vice President or Vice President, 1986-1997; Chief Executive Officer and Vice Chair since 2004, President and Manager of the Manager since 2003, and Chief Operating Officer of the Manager, 2003-2008; Chair, Vice Chair, President, Executive Vice President and/or Senior Vice President of funds in the Aquila Group of Funds since 1986; Director of the Distributor since 1997; Governor, Investment Company Institute (the trade organization for the U.S. mutual fund industry dedicated to protecting shareholder interests and educating the public about investing) for various periods, since 2004, and head of its Small Funds Committee, 2004-2009; active in charitable and volunteer organizations.
			12	ICI Mutual Insurance Company (2006-2009)

Non-interested Trustees

Anne J. Mills Castle Rock, CO (12/23/38)	Chair of the Board of Trustees since 2005 and Trustee since 1987	President, Loring Consulting Company since 2001; Vice President for Business Management and CFO, Ottawa University, 1992-2001, 2006-2008; IBM Corporation, 1965-1991; currently active with various charitable, educational and religious organizations.	5	None

			Number of
	Positions		Portfolios	Other Directorships
	Held with		in Fund	Held by Trustee
Name,	Fund and	Principal	Complex	(The position held is
Address(2)	Length of	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	indicated otherwise.)

Tucker Hart Adams Colorado Springs, CO (01/11/38)	Trustee since 1989	President, The Adams Group, Inc., an economic consulting firm, since 1989; formerly Chief Economist, United Banks of Colorado; currently or formerly active with numerous professional and community organizations.	4	Griffis/Blessings, Inc. (commercial property development and management); Kachi Partners (middle market buyouts); Colorado Health Facilities Authority

Ernest Calderón Phoenix, AZ (10/24/57)	Trustee since 2009	Founder, Calderón Law Offices, since 2004; Equity Partner, Jennings, Strouss & Salmon, PLC, 1993-2004; member, Arizona Board of Regents since 2003 and member of Governor Janice Brewer’s Transition Team since 2009; Past President, Grand Canyon Council of Boy Scouts of America; Past President, State Bar of Arizona, 2003-2004; member, American Law Institute.	3	None

Thomas A. Christopher Danville, KY (12/19/47)	Trustee since 2004	Vice President of Robinson, Hughes & Christopher, C.P.A.s, P.S.C., since 1977; President, A Good Place for Fun, Inc., a sports facility, since 1987; Director, Sunrise Childrens Services Inc. (2010); currently or formerly active with various professional and community organizations.	5	None

Gary C. Cornia Orem, UT (06/24/48)	Trustee since 2000	Dean, Marriott School of Management, Brigham Young University, since 2008; Director, Romney Institute of Public Management, Marriott School of Management, 2004-2008; Professor, Marriott School of Management, 1980-present; Past President, National Tax Association; Fellow, Lincoln Institute of Land Policy, 2002-present; Associate Dean, Marriott School of Management, Brigham Young University, 1991-2000; member, Utah Governor's Tax Review Committee, 1993-2009.	5	Lincoln Institute of Land Policy, Cambridge, MA

			Number of
	Positions		Portfolios	Other Directorships
	Held with		in Fund	Held by Trustee
Name,	Fund and	Principal	Complex	(The position held is
Address(2)	Length of	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	indicated otherwise.)

Grady Gammage, Jr. Phoenix, AZ (10/01/51)	Trustee since 2009	Founding partner, Gammage & Burnham, PLC, a law firm, Phoenix, Arizona, since 1983; director, Central Arizona Water Conservation District, 1992-2004; director, Arizona State University Foundation since 1998; active with Maricopa Partnership for Arts & Culture; Public Architecture; Arizona Historical Foundation.	4	None

Lyle W. Hillyard Logan, UT (09/25/40)	Trustee since 2006	President of the law firm of Hillyard, Anderson & Olsen, Logan, Utah, since 1967; member of Utah Senate, 1985 to present, in the following positions: President, 2000, Senate Majority Leader, 1999-2000, Assistant Majority Whip, 1995-1998; served as Chairman of the following Utah Senate Committees: Tax and Revenue, Senate Judiciary Standing, Joint Executive Appropriations, and Senate Rules; currently serves as Co-Chair, Joint Executive Appropriations.	3	None

John C. Lucking Phoenix, AZ (05/20/43)	Trustee since 2000	President, Econ-Linc, an economic consulting firm, since 1995; formerly Consulting Economist, Bank One Arizona and Chief Economist, Valley National Bank; member, Arizona’s Joint Legislative Budget Committee Economic Advisory Panel and the Western Blue Chip Economic Forecast Panel; Board member, Northern Arizona University Foundation since 1997; member, various historical, civic and economic associations.	3	None

Number of
	Positions		Portfolios	Other Directorships
	Held with		in Fund	Held by Trustee
Name,	Fund and	Principal	Complex	(The position held is
Address(2)	Length of	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	indicated otherwise.)

Other Individuals Trustees Emeritus(6)

Lacy B. Herrmann New York, NY (05/12/29)	Founder and Chairman Emeritus since 2005; Chairman of the Board of Trustees, 1987-2004
Founder and Chairman of the Board, Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser to each since 2004; Founder and Chairman Emeritus of each fund in the Aquila Group of Funds; previously Chairman and a Trustee of each fund in the Aquila Group of Funds since its establishment until 2004 or 2005; Director of the Distributor since 1981 and formerly Vice President or Secretary, 1981-1998; Director or trustee, Premier VIT, 1994-2009; Director or trustee of Oppenheimer Quest Value Funds Group, Oppenheimer Small Cap Value Fund, Oppenheimer Midcap Fund, 1987-2009, and Oppenheimer Rochester Group of Funds, 1995-2009; Trustee Emeritus, Brown University and the Hopkins School; active in university, school and charitable organizations.
			N/A	N/A

J. William Weeks Palm Beach, FL (06/22/27)	Trustee Emeritus since 2006
Retired; limited partner in real estate partnerships Alex, Brown & Sons No. 1 and 2; formerly Senior Vice President or Vice President of the Aquila Municipal Bond Funds; and Vice President of the Distributor.
			N/A	N/A

Number of
	Positions		Portfolios	Other Directorships
	Held with		in Fund	Held by Trustee
Name,	Fund and	Principal	Complex	(The position held is
Address(2)	Length of	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	indicated otherwise.)

Officers

Charles E. Childs, III New York, NY (04/01/57)	Executive Vice President since 2003
Executive Vice President of all funds in the Aquila Group of Funds and the Manager and the Manager’s parent since 2003; Executive Vice President and Chief Operating Officer of the Manager and the Manager’s parent since 2008; formerly Senior Vice President, corporate development, Vice President, Assistant Vice President and Associate of the Manager’s parent since 1987; Senior Vice President, Vice President or Assistant Vice President of the Aquila Money-Market Funds, 1988-2003.
			N/A	N/A

Maryann Bruce Cornelius, NC (04/01/60)	Senior Vice President since 2009
President, Aquila Distributors, Inc., since 2008; Senior Vice President of each of the equity and bond funds in the Aquila Group of Funds since 2009; Executive Managing Director, Evergreen Investments, 2004-2007, President, Evergreen Investment Services, Inc., 1999-2007; President and CEO, Allstate Financial Distributors, Inc., 1998-1999; Senior Vice President and Director Financial Institution Division, OppenheimerFunds, Inc., 1990-1998, Regional Vice President, 1987-1990; Vice President and Mutual Fund Marketing Manager, J.C. Bradford & Company, 1982-1987.
			N/A	N/A

Alan R. Stockman Glendale, AZ (07/31/54)	Senior Vice President since 2009
Senior Vice President, Tax-Free Trust of Arizona since 2001, Vice President, 1999-2001; Vice President, Aquila Rocky Mountain Equity Fund since 1999; Bank One, Commercial Client Services representative, 1997-1999; Trader and Financial Consultant, National Bank of Arizona (Zions Investment Securities Inc.), Phoenix, Arizona 1996-1997.
			N/A	N/A

Number of
	Positions		Portfolios	Other Directorships
	Held with		in Fund	Held by Trustee
Name,	Fund and	Principal	Complex	(The position held is
Address(2)	Length of	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	indicated otherwise.)

Robert S. Driessen New York, NY (10/12/47)	Chief Compliance Officer since 2009
Chief Compliance Officer of the Fund and each of the other funds in the Aquila Group of Funds, the Manager and the Distributor since December 2009; Vice President, Chief Compliance Officer, Curian Capital, LLC, 2004-2008; Vice President, Chief Compliance Officer, Phoenix Investment Partners, Ltd., 1999- 2004; Vice President, Risk Liaison, Corporate Compliance, Bank of America, 1996-1999; Vice President, Securities Compliance, Prudential Insurance Company of America, 1993-1996; various positions to Branch Chief, US Securities and Exchange Commission, 1972-1993.
			N/A	N/A

Joseph P. DiMaggio New York, NY (11/06/56)	Chief Financial Officer since 2003 and Treasurer since 2000	Chief Financial Officer of each fund in the Aquila Group of Funds since 2003 and Treasurer since 2000.	N/A	N/A

Edward M. W. Hines New York, NY (12/16/39)	Secretary since 1987
Shareholder of Butzel Long, a professional corporation, counsel to the Fund, since 2007; Partner of Hollyer Brady Barrett & Hines LLP, its predecessor as counsel, 1989-2007; Secretary of each fund in the Aquila Group of Funds.
			N/A	N/A

Number of
	Positions		Portfolios	Other Directorships
	Held with		in Fund	Held by Trustee
Name,	Fund and	Principal	Complex	(The position held is
Address(2)	Length of	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	indicated otherwise.)

John M. Herndon New York, NY (12/17/39)	Assistant Secretary since 1995
Assistant Secretary of each fund in the Aquila Group of Funds since 1995 and Vice President of the three Aquila Money-Market Funds since 1990; Vice President of the Manager or its predecessor and current parent since 1990.
			N/A	N/A

Lori A. Vindigni New York, NY (11/02/66)	Assistant Treasurer since 2000
Assistant Treasurer of each fund in the Aquila Group of Funds since 2000; Assistant Vice President of the Manager or its predecessor and current parent since 1998; Fund Accountant for the Aquila Group of Funds, 1995-1998.
			N/A	N/A
___________________________
(1)
The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting the EDGAR Database at the SEC’s internet site at www.sec.gov.

(2)	The mailing address of each Trustee and officer is c/o Tax-Free Fund of Colorado, 380 Madison Avenue, Suite 2300, New York, NY 10017.
(3)	Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.
(4)
Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager’s corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Fund.

(5)
In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the “Aquila Money-Market Funds”; Tax-Free Trust of Arizona, Tax-Free Fund of Colorado, Hawaiian Tax-Free Trust, Churchill Tax-Free Fund of Kentucky, Tax-Free Trust of Oregon, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the “Aquila Municipal Bond Funds”; Aquila Rocky Mountain Equity Fund is an equity fund; and Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the “Aquila Group of Funds.”

(6)	A Trustee Emeritus may attend Board meetings but has no voting power.

PRIVACY NOTICE (unaudited)

Tax-Free Fund of Colorado

Our Privacy Policy. In providing services to you as an individual who owns or is considering investing in shares of the Fund, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Fund.

Information We Collect. ”Non-public personal information” is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

Information We Disclose. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Fund’s transfer agent, distributor, investment adviser or sub-adviser, if any, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

Non-California Residents: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

California Residents Only: In addition, unless you “opt-out” of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

How We Safeguard Your Information. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

Aquila Distributors, Inc.
Aquila Investment Management LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Sub-Adviser
KIRKPATRICK PETTIS CAPITAL
MANAGEMENT, INC.
1600 Broadway, Suite 1100
Denver, Colorado 80202

Board of Trustees
Anne J. Mills, Chair
Tucker Hart Adams
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
Grady Gammage, Jr.
Diana P. Herrmann
Lyle W. Hillyard
John C. Lucking

Trustee Emeritus
J. William Weeks

Officers
Diana P. Herrmann, President
Maryann Bruce, Senior Vice President
Alan R. Stockman, Senior Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
PNC Global Investment Servicing
101 Sabin Street
Pawtucket, RI 02860

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, OH 43240

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

(a) As of December 31, 2009 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $16,800 in 2008 and $18,100 in 2009.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $3,100 and $3,200 in 2008 and 2009, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f) No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)     Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By: /s/ Diana P. Herrmann

President and Trustee
March 11, 2010

By: /s/ Joseph P. DiMaggio

Chief Financial Officer and Treasurer
March 11, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Diana P. Herrmann

Diana P. Herrmann
President and Trustee
March 11, 2010

By: /s/ Joseph P. DiMaggio

Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 11, 2010

TAX-FREE FUND OF COLORADO

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)      Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.